Property and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Beginning balance	$ 8,202	$ 9,057
Additions	22	189
Disposals	(2,906)	(1,044)
Ending balance	5,318	8,202
ACCUMULATED DEPRECIATION
Beginning balance	6,429	6,041
Depreciation	631	1,330
Disposals	(2,634)	(942)
Ending balance	4,426	6,429
Property and equipment	892	1,773
Computer equipment [Member]
Statement Line Items [Line Items]
Beginning balance	4,513	5,046
Additions	22	186
Disposals	(2,452)	(719)
Ending balance	2,083	4,513
ACCUMULATED DEPRECIATION
Beginning balance	3,761	3,672
Depreciation	229	749
Disposals	(2,443)	(660)
Ending balance	1,547	3,761
Property and equipment	536	752
Furniture and fixtures [member]
Statement Line Items [Line Items]
Beginning balance	1,180	1,502
Additions		3
Disposals		(325)
Ending balance	1,180	1,180
ACCUMULATED DEPRECIATION
Beginning balance	733	899
Depreciation	91	116
Disposals		(282)
Ending balance	824	733
Property and equipment	356	447
Leasehold improvements [Member]
Statement Line Items [Line Items]
Beginning balance	2,509	2,509
Disposals	(454)
Ending balance	2,055	2,509
ACCUMULATED DEPRECIATION
Beginning balance	1,935	1,470
Depreciation	311	465
Disposals	(191)
Ending balance	$ 2,055	1,935
Property and equipment		$ 574